Common Stock and Additional Paid-in Capital - Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended					12 Months Ended		9 Months Ended	10 Months Ended	9 Months Ended	11 Months Ended
	Jan. 18, 2008	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Apr. 30, 2010	Nov. 30, 2009	Dec. 21, 2010 Ocean Rig U D W [Member]	Dec. 31, 2010 Amount recognized before the reclassification of the consideration received from the issuance od subsidiary shares [Member]	Oct. 05, 2011 Ocean Rig Partial Spin off [Member]	Oct. 19, 2011 Ocean Rig Partial Spin off [Member]	Oct. 05, 2011 Ocean Rig Partian spin off - fractional shares [Member]	Dec. 06, 2011 Common shares and senior unsecured notes [Member]
Sale of Stock, Number of Shares Issued in Transaction							28,571,428			255,036
Sale of Stock, Price Per Share							$ 17.5
Sale of Subsidiary's common stock							22.00%
Proceeds from Divestiture of Interest in Consolidated Subsidiaries		$ 0	$ 488,301	$ 0			$ 488,301
Assets, Net							2,427,121
Issuance Of Subsidiary Shares To Noncontrolling Interest		0	153,092	357,877				45,666
Adjustments to Additional Paid in Capital, Reallocation of Noncontrolling Interest			107,426
Stockholders' Equity Note, Spinoff Transaction									60,191
Treasury Stock, Shares, Acquired		1,000,000							255,036
Stockholders Rights Agreement Description	The Company’s Board of Directors declared a dividend payable of one preferred share purchase right, (“Right”), to purchase one one-thousandth of a share of the Company’s Series A Participating Preferred Stock for each outstanding common share
Debt Instrument, Face Amount					240,000	460,000
Net income loss attributable to Dryships Inc. and transfers to from noncontrolling interest		(145,359)	35,235	296,094				142,661
Shares Distributed Spin Off Transaction									2,967,291		105
Value of repurchase program												$ 500,000